FAIR VALUE MEASUREMENT (Details Textual) - USD ($) $ in Thousands			6 Months Ended
		Jul. 01, 2017	Dec. 31, 2017
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Fair Value Inputs, Increase Decrease in Discount Rate			1.00%
Increase in Convertible Debt, Fair Value Disclosures			$ 43
Decrease in Convertible Debt, Fair Value Disclosures			43
Goodwill, Acquired During Period		$ 2,312	2,312
Beijing Shuanghe Science Technology Company Limited [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Goodwill, Acquired During Period	[1]		$ 2,409

[1]	During the year ended December 31, 2017, the investment in Beijing EMCC Technology Co., Ltd. in a form of intangible assets given was measured at fair value with considerations of significant unobservable inputs (Level 3), using a discounted cash flow approach assuming a certain terminal growth rate and discount rate (Note 5).